Audit Information	12 Months Ended
Dec. 31, 2021
Auditor [Line Items]
Auditor Firm ID	1572
Auditor Name	Ernst & Young AS
Auditor Location	Stavanger, Norway
Ernst & Young LLP
Auditor [Line Items]
Auditor Firm ID	1263
Auditor Name	Ernst & Young LLP
Auditor Location	Vancouver, Canada